Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments
As of December 31, 2017, future minimum commitments under non-cancelable agreements were as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating lease commitments	182,456	106,676	73,075	54,717	15,126	42,638	474,688
Server custody and bandwidth fee commitments	50,330	29,258	-	-	-	-	79,588
Advertising commitments	5,686	-	-	-	-	-	5,686
Bank loans and accrued interest payable	101,866	786,851	-	-	-	-	888,717
Total	340,338	922,785	73,075	54,717	15,126	42,638	1,448,679